RELATED PARTY TRANSACTIONS - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Salaries and remuneration to key management and executive directors	$ 1,053	$ 1,036	$ 2,403	$ 2,015
Non-executive directors’ fees	129	122	255	183
Key management personnel compensation	$ 1,182	$ 1,158	$ 2,658	$ 2,198